Nature of Operations and Summary of Significant Accounting Policies (Details)										1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 15, 2020 USD ($)	May 12, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Mar. 11, 2020	Mar. 01, 2020	Jul. 25, 2019	Jun. 28, 2019 USD ($) shares	Jun. 18, 2019 shares	May 09, 2018 shares	Jun. 18, 2019 shares	Sep. 30, 2019 lease	Jun. 30, 2020 USD ($) product	Sep. 30, 2020 USD ($) segment product item plan $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 GBP (£) state shares	Sep. 30, 2020 USD ($) state $ / shares shares	Aug. 10, 2020 $ / shares shares	Apr. 02, 2020	Dec. 31, 2019 GBP (£) lease shares	Dec. 31, 2019 USD ($) lease shares	Apr. 02, 2019
Number of states in which the insurance company is currently licensed to sell, underwrite, and market life insurance and annuity products | state																	20	20
Ownership percentage acquired																	49.00%	49.00%
Common stock shares | shares			231,655
Share Price | $ / shares			$ 22.500
Proceeds from Issuance of Common Stock			$ 5,227,000
Number of segments | segment													1
Valuation allowances on mortgage loans																		$ 0
Number of lease investments purchased | lease											2
Number of lease investments sold | lease											2
Outstanding remaining lease payments on non-performing lease																		3,600,000
Valuation allowance on leased assets																		776,973				$ 0
Number of lease investments | lease																					1	1
Preferred stock																						$ 500,000
Valuation allowance on investment in preferred stock of the non-affiliated company																		500,000				0
Notes receivable																		5,516,302
Valuation allowance on policy loans																		0
Cash equivalents																$ 0		0				0
Cash held in custody accounts																	£ 605,506	783,000			£ 1,800,000	2,300,000
Unrealized gains (losses) related to change in foreign currency exchange rate													$ (87,300)
Money market investments																						26,200,000
Depreciation													$ 34,926	$ 28,972	$ 40,000	49,309
Accumulated depreciation																943,323		1,010,406				975,480
Reinsurance recoverables on unpaid losses, allowance																0		$ 0				$ 0
Number of third party reinsurers | item													4
Number of related party reinsurer | item													1
Number of reinsurers having funds withheld or modified coinsurance provisions | item													3
Unrealized loss													$ 4,400,000
Embedded derivative gains													$ 4,400,000
Number of reinsurance agreements | item													4
Unrealized gains (losses) on investments													$ (2,875,489)		$ 2,291,413	$ (1,306,795)
Basic earnings per share | $ / shares													$ (0.220)	$ (4.710)	$ (4.990)	$ (121.770)
Basic earnings per share, excluding embedded derivative gain | $ / shares													(1.980)
Basic Earnings Per Share, including embedded derivative gain | $ / shares													$ 0.220
Preferred stock, shares authorized (in shares) | shares																	2,000,000	2,000,000	2,000,000
Common stock par value | $ / shares																		$ 0.001
Common stock, shares authorized | shares																	20,000,000	20,000,000
Stated dividend rate								8.00%
Weighted average number of shares outstanding, Basic (in shares) | shares													2,435,115	847,893	1,149,042	41,601
Weighted average number of shares outstanding, Diluted (in shares) | shares													2,482,632	888,443	1,150,936	41,601
Xenith
Voting common stock | shares								1,797,077
Conversion amount							$ 19,100,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized (in shares) | shares																1,500,000
Preferred stock, shares outstanding (in shares) | shares																1,500,000	0	0			0	0
Preferred stock, shares issued | shares																1,500,000	0	0			0	0
Conversion rate							10.29
Series C Preferred Stock [Member] | Xenith
Common stock shares | shares									1,500,000
Voting common stock | shares								145,709		58,284
Stated dividend rate									8.00%
Series C Preferred Stock [Member] | Xenith1Member
Voting common stock | shares							1,500,000
Conversion rate								10.29
Non-voting common shares
Common stock par value | $ / shares																			$ 0.001
Common stock, shares authorized | shares																	2,000,000	2,000,000
Furniture and Fixtures [Member] | Minimum
Useful life													3 years
Furniture and Fixtures [Member] | Maximum
Useful life													7 years
Computer Software, Intangible Asset [Member]
Useful life													3 years
1505 Capital LLC
Ownership percentage acquired	49.00%																			51.00%			51.00%
Business Combination, Consideration Transferred	$ 500,000
American Life [Member]
Capital contributions made to subsidiary			5,000,000												$ 20,500,000
Contributions made			$ 5,000,000												$ 20,500,000
Unrealized gains (losses) on investments													$ 2,100,000
FW, Modco Agreement
Percentage of indemnity coinsurance				0.00%	30.00%	95.00%
Securities Purchase Agreement | Crestline Assurance Holdings LLC
Common stock shares | shares			444,444
Share Price | $ / shares			$ 22.500
Proceeds from Issuance of Common Stock			$ 10,000,000
Common stock par value | $ / shares			$ 0.001
Seneca Re Agreement
Capital contributions made to subsidiary		$ 300,000
Ownership percentage acquired		100.00%
Contributions made		$ 300,000
SRC2
Capital contributions made to subsidiary												$ 3,000,000	3,000,000
Contributions made												$ 3,000,000	$ 3,000,000
American Life Product [Member]
Number of products | product													5
Multi Year Guaranteed Annuity
Number of products | product													2
Multi Year Guaranteed Annuity | Master Letter Agreement | Crestline Assurance Holdings LLC
Percentage of indemnity coinsurance			25.00%
Fixed Index Annuity
Number of products | product												1
Number of bonus plans | plan													2
Fixed Index Annuity | Master Letter Agreement | Crestline Assurance Holdings LLC
Percentage of indemnity coinsurance			40.00%